Operating Segments - Schedule of Reporting on Operating Segments by Geographic Region (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Geographical markets
Operating segments by geographic region	$ 52,034	$ 47,010	$ 152,195	$ 135,782	$ 180,460
Proprietary Products [Member]
Geographical markets
Operating segments by geographic region	44,185	39,523	128,111	117,976	156,206
Distribution [Member]
Geographical markets
Operating segments by geographic region	7,849	7,487	24,084	17,806	24,254
Israel [Member] | Proprietary Products [Member]
Geographical markets
Operating segments by geographic region			(332)
Reportable segments [Member]
Geographical markets
Operating segments by geographic region	52,034	47,010	152,195	135,782	180,460
Reportable segments [Member] | Proprietary Products [Member]
Geographical markets
Operating segments by geographic region	44,185	39,523	128,111	117,976	156,206
Reportable segments [Member] | Distribution [Member]
Geographical markets
Operating segments by geographic region	7,849	7,487	24,084	17,806	24,254
Reportable segments [Member] | U.S.A [Member]
Geographical markets
Operating segments by geographic region	28,152	23,736	85,543	79,230	99,644
Reportable segments [Member] | U.S.A [Member] | Proprietary Products [Member]
Geographical markets
Operating segments by geographic region	28,152	23,736	85,543	79,230	99,644
Reportable segments [Member] | U.S.A [Member] | Distribution [Member]
Geographical markets
Operating segments by geographic region
Reportable segments [Member] | Israel [Member]
Geographical markets
Operating segments by geographic region	7,517	9,197	28,322	22,552	29,563
Reportable segments [Member] | Israel [Member] | Proprietary Products [Member]
Geographical markets
Operating segments by geographic region		1,710	4,238	4,746	5,309
Reportable segments [Member] | Israel [Member] | Distribution [Member]
Geographical markets
Operating segments by geographic region	7,849	7,487	24,084	17,806	24,254
Reportable segments [Member] | Canada [Member]
Geographical markets
Operating segments by geographic region	2,580	2,386	8,113	7,982	10,805
Reportable segments [Member] | Canada [Member] | Proprietary Products [Member]
Geographical markets
Operating segments by geographic region	2,580	2,386	8,113	7,982	10,805
Reportable segments [Member] | Canada [Member] | Distribution [Member]
Geographical markets
Operating segments by geographic region
Reportable segments [Member] | Europe [Member]
Geographical markets
Operating segments by geographic region	4,424	3,858	9,335	6,310	9,449
Reportable segments [Member] | Europe [Member] | Proprietary Products [Member]
Geographical markets
Operating segments by geographic region	4,424	3,858	9,335	6,310	9,449
Reportable segments [Member] | Europe [Member] | Distribution [Member]
Geographical markets
Operating segments by geographic region
Reportable segments [Member] | Latin America [Member]
Geographical markets
Operating segments by geographic region	8,997	6,443	18,407	16,324	24,223
Reportable segments [Member] | Latin America [Member] | Proprietary Products [Member]
Geographical markets
Operating segments by geographic region	8,997	6,443	18,407	16,324	24,223
Reportable segments [Member] | Latin America [Member] | Distribution [Member]
Geographical markets
Operating segments by geographic region
Reportable segments [Member] | Asia [Member]
Geographical markets
Operating segments by geographic region	120	1,390	1,059	3,362	6,720
Reportable segments [Member] | Asia [Member] | Proprietary Products [Member]
Geographical markets
Operating segments by geographic region	120	1,390	1,059	3,362	6,720
Reportable segments [Member] | Asia [Member] | Distribution [Member]
Geographical markets
Operating segments by geographic region
Reportable segments [Member] | Others [Member]
Geographical markets
Operating segments by geographic region	244		1,416	22	56
Reportable segments [Member] | Others [Member] | Proprietary Products [Member]
Geographical markets
Operating segments by geographic region	244		1,416	22	56
Reportable segments [Member] | Others [Member] | Distribution [Member]
Geographical markets
Operating segments by geographic region